Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of costs capitalized as well as expensed that were incurred (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition of properties
Exploration	$ (561)	$ (646)	$ (676)
Argentina [Member]
Acquisition of properties
Proved
Unproved	(69,693)
Total acquisition of properties	(69,693)
Exploration			(9)
Development	(280,686)	(186,030)	(146,935)
Total costs incurred	(350,379)	(186,030)	(146,944)
Mexico [Member]
Acquisition of properties
Unproved			278
Total acquisition of properties			278
Exploration	(561)	(646)	(667)
Development	(13,475)	(2,031)	(601)
Total costs incurred	$ (14,036)	$ (2,677)	$ (990)